Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage limit	$ 250,000	$ 250,000
Shares subject to possible redemption (in Shares)	7,841,024	8,801,384
Offering costs	$ 4,289,471	$ 4,289,471
Accrued underwriting fees	2,000,000	2,000,000
Deferred underwriting fee	1,959,758	1,959,758
Other offering costs	329,713	329,713
Total operating expenses	317,023	317,023
Trust Account held in marketable securities	$ 100,029,852	$ 29,851
Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate of common stok loss per share (in Shares)	5,177,500	5,177,500
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock share issued (in Shares)	5,177,500
Note Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock share issued (in Shares)		5,152,500
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock share issued (in Shares)	5,000,000	5,000,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock share issued (in Shares)	177,500	152,500